Financial Instruments - Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Total		$ 68,682	$ 70,777
NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,025	6,275
Leases measured at amortized cost [Member] | NIS [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		6,025	6,275
Leases measured at amortized cost [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	[1]	5,037	2,547
Contingent consideration at fair value through profit or loss [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		23,566	21,855
Assumed liabilities measured at amortized cost [Member] | USD [Member]
Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		$ 40,079	$ 46,375

[1]	The balance, as of December 31, 2024, and December 31, 2023, includes short-term lease in the amount of $267 thousand and $134 thousand respectively that was classified to other accounts receivables (refer to Note 14 for further)